Deconsolidation of Ceibs Publishing Group	6 Months Ended
Jun. 30, 2025
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Deconsolidation of Ceibs Publishing Group
4. DECONSOLIDATION OF CEIBS PUBLISHING GROUP
On June 24, 2020, the Company acquired 100% shares of CEIBS Management Ltd.(the “ManCo”) and Digital
B-School
China Limited (the “Digital B”) (the “Acquisition”, “Share Transfer”). ManCo held 21% common shares of CEIBS PG. Digital B held 0.04% common shares and 38.96% preferred shares of CEIBS PG. After the Acquisition, the Company effectively held 60% shares of CEIBS PG and obtained control of CEIBS PG. China Europe International Business School (“CEIBS”) holds the rest 40% common shares of CEIBS Publishing Group. The Company has included the financial results of CEIBS Publishing Group in the consolidated financial statements since the acquisition date. The consideration of the Acquisition included US$15 million in cash (equivalent to RMB 103,924
)
and 5,252,723 Series
A-4
preferred shares of the Company with the total fair value
of RMB 94,755 issued. The Company made partial cash consideration of RMB 79,549 upon closing in July 2020 and also made cash payment of RMB 9,600 in February 2023.
In 2007, CEIBS had entered into a quitclaim with CEIBS PG and stated that CEIBS relinquished and waived all of its rights in relevant intellectual properties and authorized CEIBS PG the exclusive right to file for relevant trademark registration and use such intellectual properties worldwide (the “Quitclaim”).
However, in August 2020, CEIBS, the other shareholder of CEIBS PG holding the remaining 40% equity interest, stated publicly that the Group had infringed its intellectual property rights and CEIBS was not aware of and did not recognize the associated share purchase of Shanghai China Europe International Culture Communication Co., Ltd. and Shanghai Fenghe Culture Communication Co., Ltd. by Jiangsu Radnova, the VIEs. In January 2021, CEIBS further filed a winding-up
petition with the High Court of Hong Kong, seeking to wind up CEIBS PG and to terminate the Quitclaim (the
“Winding-up
Proceedings”). These disputes arose from a series of transaction documents, including a share purchase agreement, entered into among CEIBS and certain then shareholders of CEIBS PG for the establishment of CEIBS PG in May 2007 (collectively, the “Transaction Documents”).
CEIBS filed this petition on the basis that, amongst others, (i) the Share Transfer circumvented and was in breach of a right-of-first-offer
provision, which requires a shareholder to give notice to other shareholders before it transfers its shares to a transferee who is neither another shareholder or an affiliate of a shareholder; (ii) the Share Transfer has caused a complete and irretrievable breakdown of mutual trust and confidence in the cooperation of CEIBS PG among the parties; (iii) CEIBS had the right to withdraw the sole and exclusive rights over the trademarks granted to CEIBS PG when there are significant changes to the shareholder structure of CEIBS PG based on the memorandum of understanding agreed among the parties; and (iv) the Group infringed its intellectual property rights by using “CEIBS” related trademarks outside the agreed scope under the Quitclaim.
In November 2020, CEIBS PG brought an arbitration action against CEIBS in the HKIAC Arbitration, alleging the CEIBS has breached the Quitclaim and the Transaction Documents entered into among the parties by using “CEIBS” related trademarks, which CEIBS PG has sole and exclusive rights to use.
In November 2021, the High Court of Hong Kong decided that the
Winding-up
Proceedings be stayed pending determination of the HKIAC Arbitration. However, upon determination of the HKIAC Arbitration, the parties do have the liberty to restore the
Winding-up
Proceedings for further directions or order.

The hearing of the HKIAC Arbitration was held in May 2023, and in August 2023, a closing of the HKIAC Arbitration was held. Upon the hearing period, as advised by the Group’s litigation counsel, the Group believed that the claims of CEIBS above lacked merit and the likelihood for the
Winding-up
Proceedings to succeed was relatively remote based on the available information by at that time, including the claims made by CEIBS throughout the period up to the hearing period. Also, in July 2023, CEIBS alleged in its closing submission to the HKIAC arbitration tribunal that, among other things, the issuance of the 21% equity interest of CEIBS PG to CEIBS Management Ltd. in 2007 only entitled CEIBS Management Ltd.’s 100% equity owner Mr. Xuelin Zhou legal ownership rather than beneficial ownership pursuant to the Series A preferred share purchase agreement (the “SPA”). The parties had different interpretations regarding the relevant clause in the SPA. Management believed the transfer of 21% of CEIBS PG shares beneficial ownership to the Company in 2020 was valid. The Company’s view had been fully supported by their litigation counsel and remained unchanged throughout the process of the HKIAC Arbitration. Although, the Company believed the new allegation raised by CEIBS in July 2023 had no merit at that time, an unfavorable arbitration result would have a material and adverse effect on the Company’s results of operations reflected on the consolidated financial statements.
On January 15, 2024, the arbitration tribunal declared the transfer of 21% of CEIBS PG shares to the Company as invalid at the time of the transfer and the Group’s appointment of one director CEIBS PG invalid, while dismissing the Quitclaim issue due to the lack of jurisdiction. Such ruling was based on the tribunal’s determination that the issuance of the
21
% equity interest of CEIBS PG to CEIBS Management Ltd. in 2007 only entitled CEIBS Management Ltd.’s 100% equity owner Mr. Xuelin Zhou legal ownership rather than beneficial ownership pursuant to the SPA, which made his transfer of such equity interest to Chengwei Capital HK Limited in 2016 invalid, and the subsequent transfer from Chengwei Capital HK Limited to us in 2020 invalid too. The Group subsequently applied to set aside the arbitration award in April 2024 with the High Court of Hong Kong and CEIBS also filed an application to the High Court of Hong Kong to enforce the arbitration award in April 2024. In May 2024, the High Court of Hong Kong held a hearing, during which the set aside application and the enforcement application were adjourned for substantive arguments before a judge in August 2024. Having considered recent Hong Kong courts have generally adopted a very pro-arbitration
approach, the chance of successfully set aside the Award before the Hong Kong Court was determined to be remote. 21% of the Company’s equity interest in CEIBS PG was invalidated upon the Partial Final Award. In addition, the Tribunal held that the appointment to the CEIBS PG Board of one of the three Directors from the Group was invalid, one of the three YXT Directors should cease to exercise any rights in its capacity as a director of CEIBS PG, failing which CEIBS may apply to enforce the Award, accordingly, the Group determined they had lost their control over CEIBS PG since the Partial Final Award upon the final ruling declared on January 15, 2024.
On November 25, 2024, HKIAC issued a cover letter and final award on litigation costs according to which Digital B shall pay to CEIBS the amount up to RMB 17,756. The Group accrued the litigation costs in other payable and accrued liabilities as of December 31, 2024 and June 30, 2025.
In January 2025, the High Court of Hong Kong dismissed the application to set aside the partial final award. Prior to any future negotiations amongst the counter parties, the remaining consideration payable of the Acquisition amount to RMB 14,775 remains unchanged legally as of December 31, 2024 and June 30, 2025.
In March 2025, CEIBS filed a petition with the High Court of Hong Kong, seeking to restore the
Winding-up
Proceeding. In the same month, the High Court of Hong Kong order to enforce the final award on the litigation cost. In August 2025, the Company filed its evidence in opposition to the winding-up petition. While in November 2025, the High Court of Hong Kong made a winding-up order against CEIBS PG, and a cost order that Digital B shall bear the costs of and occasioned by CEIBS, the amount of which is not reasonably estimable yet.
The Company still legally retains the 39% share of CEIBS PG. The Company recorded the remaining 39% share of CEIBS PG amounting to RMB 4,976 as a debt investment in January 2024. Given the underlined shares are redeemable preferred shares issued by CEIBS PG, it is classified as available for sale debt security investment in Long-term investments on the condensed consolidated balance sheet and is subject to market fair value assessment each reporting period. The fair value assessment utilizes income approach to determine the equity value. The redeemable preferred shares
were not considered in substance common stock.

According to ASC
810-10-40,
the difference between the carrying value of the assets, liabilities and non-controlling
interest of CEIBS Publishing Group that were deconsolidated, and the fair value of the continuing investment, as determined at the date of deconsolidation, resulted in a gain in the amount of RMB 78,760 before tax. This gain on the deconsolidation was presented on the Company’s condensed consolidated statement of comprehensive loss for the six months ended June 30, 2024.